Changes in Accouting Policies and Prior Year Adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Changes in Accouting Policies and Prior Year Adjustments [Abstract]
Operating lease commitments disclosed under IAS17 as at 31 December 2018	$ 1,142
Remaining lease commitments discounted using the Group’s incremental borrowing rate as at the date of initial application	1,098
Lease Liability recognised as at 1 January 2019	1,098	$ 1,098
Current lease liabilities	279	260
Non-current lease liabilities	$ 541	$ 839